Bank Borrowings - Schedule of Bank Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Bank Borrowings
Non-current	$ 26,861	$ 26,818
Weighted average interest rate for outstanding bank borrowings (as a percent)	1.89%	3.30%